Commodity Derivative Instruments - Gain (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income (loss) on derivatives
Commodity derivatives gain (loss)					$ 79,900	$ 48,000
Other income (expense)
Income (loss) on derivatives
Commodity derivatives gain (loss)	$ 16,225	$ 46,886	$ (62,424)	$ 38,478